Mergers, Acquisitions and Disposals - Unaudited Pro Forma Financial Information (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total revenues	$ 565,838	$ 508,367	$ 516,496
Income before income taxes and share of the profit of equity accounted investees	41,313	20,019	33,823
Net income	$ 37,800	$ 4,464	$ 29,516
Series B | Other acquisitions
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 1.43	$ (0.06)	$ 1.11
Series D | Other acquisitions
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 1.78	$ (0.08)	$ 1.38